Martin B. Richards	mrichards@mcguirewoods.com
Direct: 804.775.1029	Direct Fax: 804.698.2147

February 9, 2007

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Apple REIT Eight, Inc.

Registration Statement on Form S-11

Ladies and Gentlemen:

We are hereby submitting on behalf of Apple REIT Eight, Inc. (the “Company”) a Registration Statement on Form S-11 pertaining to 91,125,541 Units (each Unit consists of one common share and one Series A preferred share). The required filing fee of $107,000 has been paid. The Company does not intend to commence this offering until the current offering of Apple REIT Seven, Inc. is terminated.

Should you have any questions or require any additional documents or information please contact either Martin B. Richards at 804-775-1029 (mrichards@mcguirewoods.com) or David Kurzawa at 804-775-7471 (dkurzawa@mcguirewoods.com).

Very truly yours,

/s/ Martin B. Richards

Martin B. Richards

Attachment

cc: Glade M. Knight (w/encl.)